Acquisitions - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)	Jul. 15, 2022 JPY (¥)	Jul. 15, 2022 USD ($)
Other Acquisitions [member]
Disclosure Of Business Combinations [Line Items]
Consideration transferred, acquisition-date fair value	¥ 92,743		¥ 74,009	¥ 111,669
Goodwill recognised	80,698		44,424	70,791
Identifiable intangible assets recognised	29,154		¥ 44,652	¥ 69,294
Bungie, Inc. [Member]
Disclosure Of Business Combinations [Line Items]
Consideration transferred, acquisition-date fair value					¥ 333,859	$ 2,421
Contingent consideration recognised					41,938	$ 304
Goodwill recognised					¥ 193,801
Percentage of voting equity interests acquired					100.00%	100.00%
Consideration, acquisition-date undiscounted value					¥ 347,768	$ 2,522
Upfront cash consideration					207,511	1,505
Deferred consideration payable					84,410	612
Profit (loss) of acquiree since acquisition date	¥ 47,420	$ 338
Deferred payments of committed employee incentives					162,691	1,179
Total consideration of business combination, inclusive of purchase price and committed employee incentives					¥ 510,459	$ 3,701